Employee costs and share plans for employees, AstraZeneca 2014 Performance Share Plan (Details) - AstraZeneca 2014 Performance Share Plan EquityInstruments in Thousands	1 Months Ended											12 Months Ended
	Aug. 31, 2017 GBP (£) EquityInstruments	May 31, 2017 GBP (£) EquityInstruments	Mar. 31, 2017 GBP (£) EquityInstruments	Aug. 31, 2016 GBP (£) EquityInstruments	May 31, 2016 GBP (£) EquityInstruments	Mar. 31, 2016 GBP (£) EquityInstruments	Nov. 30, 2015 GBP (£) EquityInstruments	Sep. 30, 2015 USD ($) EquityInstruments	Aug. 31, 2015 GBP (£) EquityInstruments	Jun. 30, 2015 GBP (£) EquityInstruments	Mar. 31, 2015 GBP (£) EquityInstruments	Dec. 31, 2014	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)
Share plans
Plan term												10 years
Period of wait time until awards granted vest												3 years
Number of shares awarded	44	10	2,359	67	24	2,673	7	8	152	36	2,223
Weighted average fair value	£ 22.34	£ 26.07	£ 24.40	£ 25.36	£ 19.35	£ 19.62	£ 21.78	$ 32.32	£ 21.23	£ 20.87	£ 23.81		$ 29.11	$ 34.20	$ 30.88	$ 33.58	$ 28.64	$ 28.19	$ 33.31	$ 33.21	$ 33.05	$ 35.29
Director
Share plans
Additional holding period that can be subject to achievement of performance conditions												2 years